Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 1,467	$ 679
Receivables, net of allowance	1,253	2,019
Inventories	570	681
Drilling advances	172	283
Assets held for sale		3,381
Deferred tax asset		890
Prepaid assets and other	290	129
Total current assets	3,752	8,062
Oil and gas, on the basis of full-cost accounting:
Proved properties	41,728	49,376
Unproved properties and properties under development, not being amortized	2,277	5,490
Gathering, transmission, and processing facilities	1,052	5,440
Other	1,093	1,152
Property and equipment, gross	46,150	61,458
Less: Accumulated depreciation, depletion, and amortization	(25,312)	(26,813)
Property and equipment, net	20,838	34,645
OTHER ASSETS:
Deferred charges and other	910	1,557
Total assets	25,500	44,264
CURRENT LIABILITIES:
Accounts payable	618	1,110
Liabilities held for sale		428
Other current liabilities	1,223	2,240
Total current liabilities	1,841	3,778
Long-term debt	8,716	11,178
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Income taxes	2,529	5,493
Asset retirement obligation	2,562	2,915
Other	362	359
Total deferred credits and other noncurrent liabilities	5,453	8,767
COMMITMENTS AND CONTINGENCIES (Note 8)
EQUITY:
Common stock, $0.625 par, 860,000,000 shares authorized, 411,218,105 and 409,706,347 shares issued, respectively	257	256
Paid-in capital	12,619	12,590
Retained earnings (accumulated deficit)	(1,980)	8,655
Treasury stock, at cost, 33,183,930 and 33,201,455 shares, respectively	(2,889)	(2,890)
Accumulated other comprehensive loss	(119)	(116)
APACHE SHAREHOLDERS' EQUITY	7,888	18,495
Noncontrolling interest	1,602	2,046
TOTAL EQUITY	9,490	20,541
TOTAL LIABILITIES AND EQUITY	$ 25,500	$ 44,264